Summary Of Significant Accounting Policies - Basic And Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Net loss	$ (3,584,072)	$ (232,964)	$ (2,122,328)	$ (3,817,036)
Class A ordinary Shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	7,239		5,243	26,845
Unrealized loss on marketable securities held in Trust Account			(7,466)
Less: interest available to be withdrawn for working capital	(5,343)			0
Net income (loss)	$ 1,896		$ (2,223)	$ 26,845
Basic and diluted weighted average shares outstanding	8,162,790		8,181,335	8,174,309
Basic and diluted net loss per share	$ 0		$ 0.00	$ 0
Non-redeemable ordinary shares
Net loss	$ (3,584,072)		$ (2,122,328)	$ (3,817,036)
Add: Net loss allocable to Class A ordinary shares subject to possible redemption	(1,896)		2,223	(26,845)
Net income (loss)	$ (3,585,968)		$ (2,120,105)	$ (3,843,881)
Basic and diluted weighted average shares outstanding	3,771,210		2,461,095	3,759,691
Basic and diluted net loss per share	$ (0.95)		$ (0.86)	$ (1.02)